Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Integrated Large Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 9,925	$ 11,347	$ 13,114	$ 12,176	$ 12,229	$ 17,430	$ 16,214	$ 17,645	$ 21,028	$ 23,189
Columbia Integrated Large Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,557	12,106	14,022	13,045	13,137	18,775	17,508	19,105	22,812	25,216
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,169	12,974	15,545	15,933	19,518	25,812	22,466	25,926	32,822	38,151
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 11,292	$ 12,600	$ 14,171	$ 14,258	$ 14,378	$ 19,618	$ 18,397	$ 19,978	$ 24,203	$ 26,461